Financial and capital risk management - Financial counterparties' ratings (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents
Disclosure of external credit grades [line items]
Credit exposure	$ 11,905	$ 14,258
Cash and cash equivalents | Aa1
Disclosure of external credit grades [line items]
Credit exposure	128	92
Cash and cash equivalents | Aa2
Disclosure of external credit grades [line items]
Credit exposure	285	363
Cash and cash equivalents | Aa3
Disclosure of external credit grades [line items]
Credit exposure	495	1,147
Cash and cash equivalents | A1
Disclosure of external credit grades [line items]
Credit exposure	1,145	2,574
Cash and cash equivalents | A2
Disclosure of external credit grades [line items]
Credit exposure	3,478	4,760
Cash and cash equivalents | A3
Disclosure of external credit grades [line items]
Credit exposure	1,518	540
Cash and cash equivalents | Baa1
Disclosure of external credit grades [line items]
Credit exposure	90	4
Cash and cash equivalents | Baa2
Disclosure of external credit grades [line items]
Credit exposure	10	2
Cash and cash equivalents | Ba2
Disclosure of external credit grades [line items]
Credit exposure	2,763	2,932
Cash and cash equivalents | Ba3
Disclosure of external credit grades [line items]
Credit exposure	1,988	1,842
Cash and cash equivalents | Others
Disclosure of external credit grades [line items]
Credit exposure	5	2
Derivative financial instruments
Disclosure of external credit grades [line items]
Credit exposure	131	200
Derivative financial instruments | Aa2
Disclosure of external credit grades [line items]
Credit exposure	15	14
Derivative financial instruments | Aa3
Disclosure of external credit grades [line items]
Credit exposure	34	37
Derivative financial instruments | A1
Disclosure of external credit grades [line items]
Credit exposure	3	21
Derivative financial instruments | A2
Disclosure of external credit grades [line items]
Credit exposure	39	55
Derivative financial instruments | A3
Disclosure of external credit grades [line items]
Credit exposure	20	40
Derivative financial instruments | Ba2
Disclosure of external credit grades [line items]
Credit exposure	5	2
Derivative financial instruments | Ba3
Disclosure of external credit grades [line items]
Credit exposure		4
Derivative financial instruments | Others
Disclosure of external credit grades [line items]
Credit exposure	$ 15	$ 27